INTANGIBLES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,658	$ 13,466
Accumulated amortization	4,659	3,438
Net book value	8,999	10,008
Patents
Finite-Lived Intangible Assets [Line Items]
Cost	11,431	11,431
Accumulated amortization	3,119	2,376
Net book value	8,312	9,055
Software
Finite-Lived Intangible Assets [Line Items]
Cost	1,496	1,284
Accumulated amortization	1,053	818
Net book value	443	466
License
Finite-Lived Intangible Assets [Line Items]
Cost	731	731
Accumulated amortization	487	244
Net book value	$ 244	$ 487